Earnings Per Share (Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net earnings for the year	$ 123,451	$ 101,825
Net earnings	$ 120,991	$ 100,085
Basic EPS (shares)	153,070,000	152,118,000
Basic EPS (in USD per share)	$ 0.79	$ 0.66
Effect of Dilutive Securities:
Stock Options (shares)	283,000	386,000
Diluted EPS (shares)	153,353,000	152,504,000
Diluted EPS (in USD per share)	$ 0.79	$ 0.66
Potentially dilutive securities excluded from diluted EPS (shares)	279,943	418,151